Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Product inventory	$ 390	$ 468
Materials and supplies	670	684
Total inventory	$ 1,060	$ 1,152